Consolidated Condensed Balance Sheets - USD ($)	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Current Assets
Cash	$ 80,462	$ 348,749	$ 366,612
Prepaid expenses	87,344	72,297	352,184
Total Current Assets	167,806	421,046	718,796
Investments held in Trust Account	22,275,986	290,646,467	287,517,003
Total Assets	22,443,792	291,067,513	288,235,799
Current Liabilities
Accounts payable and accrued expenses	1,026,855	249,489	322,074
Promissory note – related party	126,030		141,367
Convertible notes – related party	1,300,000	88,850
Income taxes payable	396,408	248,647
Total Current Liabilities	2,849,293	586,986	463,441
Deferred underwriting fee payable	10,062,500	10,062,500	10,062,500
Warrant liabilities	583,333	145,833	7,284,375
Total Liabilities	13,495,126	10,795,319	17,810,316
Class A Common stock subject to possible redemption	22,264,717	290,357,770	287,500,000
STOCKHOLDERS’ DEFICIT
Preferred stock
Additional paid-in capital
Accumulated deficit	(13,316,770)	(10,086,295)	(17,075,236)
Total Stockholders’ Deficit	(13,316,051)	(10,085,576)	(17,074,517)
TOTAL LIABILITIES, CLASS A COMMON STOCK SUBJECT TO POSSIBLE REDEMPTION, AND STOCKHOLDERS’ DEFICIT	22,443,792	291,067,513	288,235,799
Class A Common Stock Subject to Possible Redemption
Current Liabilities
Class A Common stock subject to possible redemption	22,264,717	290,357,770	287,500,000
Class A Common Stock
STOCKHOLDERS’ DEFICIT
Common stock	705
Class B Common Stock
STOCKHOLDERS’ DEFICIT
Common stock	$ 14	$ 719	$ 719